Related Party Transactions - Due To Related Parties (Details) - Related Party - USD ($) $ in Thousands	Aug. 04, 2021	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to Related Parties		$ 0	$ 41,948
Ocean Yield Malta Limited
Related Party Transaction [Line Items]
Due to Related Parties		0	41,912
Ultranav Business Support ApS
Related Party Transaction [Line Items]
Due to Related Parties		$ 0	$ 36
Contract termination, term	6 months